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                                              Rule 497(d)
                                              Reg. No. 333-63953



                      National Equity Trust
                  Top Ten Portfolio Series 208

           Supplement to Prospectus dated May 26, 1999

Revised deferred sales charge schedule:

DEFERRED SALES CHARGE DEDUCTION DATES: $5.25 on August 1, 1999 and, thereafter, $1.75 on the 1st day of each month commencing September 1, 1999.